Related-party transactions	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Related-party transactions
19.	Related-party transactions

The Company has a related-party transactions policy, which is annually revised and approved by the Board of Directors, and is applicable to all the Petrobras Group, in accordance with the Company’s by-laws.

In order to ensure the goals of the Company are achieved and align them with transparency of processes and corporate governance best practices, this policy guides Petrobras and its workforce while entering into related-party transactions and dealing with potential conflicts of interest on these transactions, based on the following assumptions and provisions:

•	Prioritization of the Company’s interests regardless of the counterparty;

•	Arm’s length basis;

•	Compliance with market conditions, especially concerning terms, prices and guarantees or with adequate compensatory payment;

•	Accurate and timely disclosure in accordance with applicable authorities.

The Audit Committee must approve in advance transactions between the Company and its associates, the Brazilian Federal Government, including its agencies or similar bodies and controlled entities, taking into account the materiality established by this policy. The Audit Committee reports monthly to the Board of Directors.

Transactions with entities controlled by key management personnel or by their close family members are also approved in advance by the Audit Committee regardless of the amount involved.

Transactions with the Brazilian Federal Government, including its agencies or similar bodies and controlled entities, which are under the scope of Board of Directors approval, must be preceded by the Audit Committee and Minority Shareholders Committee assessment and must have prior approval of, at least, 2/3 of the board members.

The related-party transactions policy also aims to ensure an adequate and diligent decision-making process for the Company’s key management.

19.1.	Transactions with joint ventures, associates, government entities and pension plans

The Company has engaged, and expects to continue to engage, in the ordinary course of business in numerous transactions with joint ventures, associates, pension plans, as well as with the Company’s controlling shareholder, the Brazilian federal government, which includes transactions with banks and other entities under its control, such as financing and banking, asset management and others.

The balances of significant transactions are set out in the following table:

	2017	12.31.2017		2016	12.31.2016
	Income (expense)	Assets	Liabilities	Income (expense)	Assets	Liabilities
Joint ventures and associates
State-controlled gas distributors (joint ventures)	2,203	294	141	1,740	246	69
Petrochemical companies (associates)	3,847	59	16	3,578	131	27
Other associates and joint ventures	(633)	177	691	462	178	382

Subtotal	5,417	530	848	5,780	555	478

Brazilian government – Parent and its controlled entities
Government bonds	153	1,702	—	130	1,113	—
Banks controlled by the Brazilian Government	(1,466)	5,839	12,390	(3,073)	4,114	19,860
Receivables from the Electricity sector (note 8.4)	643	5,247	—	962	4,922	2
Petroleum and alcohol account—receivables from the Brazilian Government	1	251	—	5	268	—
Others	227	45	217	200	408	333

Subtotal	(442)	13,084	12,607	(1,776)	10,825	20,195

Pension plans	—	68	94	—	48	99

Total	4,975	13,682	13,549	4,004	11,428	20,772

Revenues, mainly sales revenues	7,517	—	—	6,652	—	—
Purchases and services	(1,588)			(94)
Foreign exchange and inflation indexation charges, net	239	—	—	(284)	—	—
Finance income (expenses), net	(1,193)	—	—	(2,270)	—	—
Current assets	—	2,521	—	—	3,062	—
Non-current assets	—	11,161	—	—	8,366	—
Current liabilities	—	—	1,544	—	—	4,037
Non-current liabilities	—	—	12,005	—	—	16,735

Total	4,975	13,682	13,549	4,004	11,428	20,772

In addition to the aforementioned transactions, Petrobras and the Brazilian Federal Government entered into the Assignment Agreement in 2010, which grants the Company the right to carry out prospecting and drilling activities for hydrocarbons located in the pre-salt area limited to the production of five billion barrels of oil equivalent.

For detailed information on Assignment Agreement, see note 12.3.

19.2.	Petroleum and Alcohol accounts—Receivables from the Brazilian Federal Government

As of December 31, 2017, the balance of receivables related to the Petroleum and Alcohol accounts was US$ 251 (US$ 268 as of December 31, 2016). Pursuant to Provisional Measure 2,181 of August 24, 2001, the Federal Government may settle this balance by using National Treasury Notes in an amount equal to the outstanding balance, or allow the Company to offset the outstanding balance against amounts payable to the Federal Government, including taxes payable, or both.

The Company provided all the information required by the National Treasury Secretariat (Secretaria doTesouro Nacional—STN) in order to resolve disputes between the parties and conclude the settlement with the Brazilian Federal Government.

Following several negotiation attempts at the administrative level, the Company filed a lawsuit in July 2011 to collect the receivables.

On October 28, 2016, the court ruled in favor of the Company, disallowing the use of an alleged debt from the liquidated company of the group, Petrobras Comércio Internacional S.A. – Interbrás, by the Brazilian Federal Government, when offsetting the outstanding balance.

On July 18, 2017, the Brazilian Federal Government appealed the ruling and the court assessment of this appeal is pending.

19.3.	Compensation of employees and key management personnel

The criteria for compensation of employees and officers are established based on the relevant labor legislation and the Company’s Positions, Salaries and Benefits Plan (Plano de Cargos e Salários e de Benefícios e Vantagens).

The compensation of employees (including those occupying managerial positions) and officers in December 2017 and December 2016 were:

Compensation of employees, excluding officers (amounts in U.S. dollars)	Dec/2017	Dec/2016
Lowest compensation	964.52	934.64
Average compensation	5,591.00	5,376.73
Highest compensation	30,644.55	27,996.49
Compensation of highest paid Petrobras officer	35,964.15	35,453.09

The total compensation of Executive Officers and Board Members of Petrobras parent company is set out as follows:

	2017			2016
					Board
	Officers	Board members	Total	Officers	members and alternates	Total
Wages and short-term benefits	3.7	0.4	4.1	3.4	0.4	3.8
Social security and other employee-related taxes	1.0	—	1.0	1.0	0.1	1.1
Post-employment benefits (pension plan)	0.4	—	0.4	0.4	—	0.4
Benefits due to termination of tenure	—	—	—	0.2	—	0.2

Total compensation recognized in the statement of income	5.1	0.4	5.5	5.0	0.5	5.5

Average number of members in the period (*)	7.92	9.00	16.92	7.67	11.00	18.67
Average number of paid members in the period (**)	7.92	5.75	13.67	7.67	9.33	17.00

(*)	Monthly average number of members.
(**)	Monthly average number of paid members.

In 2017 the board members and executive officers of the Petrobras group received US$ 24.3 as compensation (US$ 22.2 in 2016).

The compensation of the Advisory Committees to the Board of Directors is apart from the fixed compensation set for the Board Members and, therefore, has not been classified under compensation of Petrobras’ key management personnel.

In accordance with Brazilian regulation applicable to companies controlled by the Brazilian Government, Board members who are also members of the Audit Committee are only compensated with respect to their Audit Committee duties. The total compensation concerning these members totaled US$ 94 thousand in 2017 (US$ 113 thousand with social security and related charges).

The general meeting, held on April 27, 2017, fixed monthly compensation of Audit Committee members to 10% of monthly average executive officers’ compensation, excluding certain social security benefits and paid vacation.